Post-employment Benefits - Sensitivity (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Sensitivity analysis
Discount rate (as a percent)	10.40%	10.20%
Discount rate
Sensitivity analysis
Discount rate (as a percent)	10.40%	10.20%
Decrease in actuarial assumption (in basis points)	0.50%	0.50%
Increase in actuarial assumption	$ 1,237,945	$ 1,314,138